Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Summary of Lease Liabilities

	2022	2021
Lease Liabilities, Beginning of Year	2,957	1,757
Acquisitions (Note 5)	—	1,441
Additions	25	110
Interest Expense (Note 7)	163	171
Lease Payments	(465)	(471)
Modifications	83	22
Re-measurements	7	(4)
Terminations	(5)	(1)
Transfers to Liabilities Related to Assets Held for Sale (Note 18)	—	(10)
Exchange Rate Movements and Other	71	(58)
Lease Liabilities, End of Year	2,836	2,957
Less: Current Portion	308	272
Long-Term Portion	2,528	2,685